Other Income (Tables)	12 Months Ended
Jun. 30, 2018
Other Incomes [Abstract]
Disclosure of other income [Text Block]
	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Dividend income	-	-	4
Other investment income	157	277	543
Other	(76)	57	-
	81	334	547